RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 15. RELATED PARTY TRANSACTIONS

The Company entered into a Loan Agreement with Reliance Global Holdings, LLC, a related party under common control. There is no term to the loan, and it bears no interest. Repayment will be made as the Company has business cash flows. The proceeds from the various loans were utilized to fund the acquisitions of USBA, EBS, CCS, SWMT Acquisition, Fortman , Altruis, and UIS.

As of December 31, 2021, and the 2020 the related party loan payable was $353,766 and $4,666,520 respectively.

At December 31, 2021 and 2020, Reliance Holdings owned approximately 33% and 26%, respectively, of the common stock of the Company.